CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized gain (loss) on marketable securities, tax benefit (expense)	$ 271	$ 3,369	$ (674)
Reclassification of unrealized gains on marketable securities to income, tax expense	84	300	315
Unrealized gain (loss) on cash flow hedges, tax benefit (expense)	882	(452)	(181)
Reclassification of unrealized losses (gains) on cash flow hedges to earnings, tax benefit (expense)	$ (471)	$ 592	$ (15)